                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000



Check here if Amendment [ ];  Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Washington Investment Advisors, Inc.
Address: 420 East Fourth Street
         Cincinnati, OH 45202



Form 13F File Number 28-5330
                        ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information continued herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  William F. Ledwin
       --------------------
Title: President
       --------------------
Phone: (513) 361-7610
       --------------------


Signature, Place, and Date of Signing:


William F. Ledwin             Cincinnati, OH                5/4/2000
----------------------        --------------                ---------
[Signature]                    [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


     Form 13F File Number               Name
     28-

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   47,483,549

Form 13F Information Table Value Total:   1,780,961,137

List of Other Included Managers:          None

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are not entries in this list, state "NONE" and omit the column headings and list entries.)


No.                           Form 13F File Number         None

                              28-
---------------------            ------------------        ---------------------
(Repeat as necessary)

Page 1 of 3 FORM 13F Name of Reporting Manager: Fort Washington Investment Advisors, Inc.
                                              --------------------------
                                                     (SEC Use Only)

                                              --------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                 Item 8:
                                            Item 4:      Item 5:   Investment Discretion        Item 7:       Voting Authority
     Item 1:      Item 2:      Item 3:       Fair       Shares or  -----------------------     Managers            Shares
 Name of Issuer  Title of      CUSIP        Market      Principal  (a)  (b) Shared     (c)       See     --------------------------
                   Class       Number        Value       Amount    sole as Defined   Shared     Instr.   (a) Sole    (b)      (c)
                                                                        in Instr. V.  Other       V.                Shared    None
-----------------------------------------------------------------------------------------------------------------------------------
Global
Crossing LTD          com       G3921A100    1,849,249     45,173   X                                     45,173
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Sedco
Forex Inc             ord       G90078109   13,416,592    261,476   X                                    261,476
-----------------------------------------------------------------------------------------------------------------------------------
A T & T Corp          com       001957109    2,628,498     46,680   X                                     46,680
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp-          com Lib
Liberty Media        Grp A      001957208    7,799,060    131,492   X                                    131,492
-----------------------------------------------------------------------------------------------------------------------------------
AXA
Financial Inc.        com       002451102   20,618,977    574,744   X                                    574,744
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.     com       002824100   17,245,077    490,091   X                                    490,091
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc.      com       013104104   12,872,868    416,943   X                                    416,943
-----------------------------------------------------------------------------------------------------------------------------------
Alliant
Energy Corp.          com       018802108   10,475,826    344,175   X                                    344,175
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp           com       020039103   21,048,651    332,785   X                                    332,785
-----------------------------------------------------------------------------------------------------------------------------------
American Intl.
Group                 com       026874107    5,531,502     50,516   X                                     50,516
-----------------------------------------------------------------------------------------------------------------------------------
Applied
Materials, Inc.       com       038222105    9,040,460     95,920   X                                     95,920
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York
Inc.                  com       064057102       63,840      1,536   X                                      1,536
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York
Inc.                  com       064057102   71,154,335  1,711,984             X                   1                1,711,984
-----------------------------------------------------------------------------------------------------------------------------------
Bank of
Rhode Island          com       064576101    1,501,312    153,000   X                                    153,000
-----------------------------------------------------------------------------------------------------------------------------------
Baxter
International         com       071813109   21,297,138    339,735   X                                    339,735
-----------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic
Corp.                 com       077853109   14,423,972    235,976   X                                    235,976
-----------------------------------------------------------------------------------------------------------------------------------
Bristol Myers
Squibb                com       110122108      313,780      5,410   X                                      5,410
-----------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp
CI A                  com       111320107    1,354,028      5,575   X                                      5,575
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing             com       111620100    1,816,982     48,859   X                                     48,859
-----------------------------------------------------------------------------------------------------------------------------------
Broadwing             com       111620100   54,803,739  1,473,714             X                   1                1,473,714
-----------------------------------------------------------------------------------------------------------------------------------
CMGI Inc              com       125750109    7,057,102     62,280   X                                     62,280
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.      com       125896100   12,922,219    712,950   X                                    712,950
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health       com       14149Y108   17,051,737    371,700   X                                    371,700
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian
Corporation           com       15677T106   20,554,034  1,071,220   X                                  1,071,220
-----------------------------------------------------------------------------------------------------------------------------------
Chase
Manhattan New         com       16161A108   15,003,051    172,078   X                                    172,078
-----------------------------------------------------------------------------------------------------------------------------------
Checkfree
Corporation           com       162816102    2,467,500     35,000             X                   1                   35,000
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.         com       166751107      300,422      3,250   X                                      3,250
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati         sr cv db
Financial           5.5%02      172062AB7    8,614,750  3,400,000   X                                  3,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati
Financial             com       172062101    1,587,663     42,207   X                                     42,207
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati
Financial             com       172062101  130,209,627  3,460,721             X                   1                3,460,721
-----------------------------------------------------------------------------------------------------------------------------------
Cinergy
Corporation           com       172474108    3,212,100    149,400   X                                    149,400
-----------------------------------------------------------------------------------------------------------------------------------
Cisco
Systems Inc.          com       17275R102    6,119,284     79,150   X                                     79,150
-----------------------------------------------------------------------------------------------------------------------------------
Cintas
Corporation           com       172908105       82,882      2,115   X                                      2,115
-----------------------------------------------------------------------------------------------------------------------------------
Cintas
Corporation           com       172908105   64,312,565  1,641,150             X                   1                1,641,150
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup             com       172967101   30,444,971    508,481   X                                    508,481
-----------------------------------------------------------------------------------------------------------------------------------
Computer
Assoc. Intl           com       204912109   20,592,041    347,912   X                                    347,912
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp.       com       205638109   10,657,730    506,005   X                                    506,005
-----------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. -
CL A                  cl a      208251306   21,215,053    861,525   X                                    861,525
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                             661,660,617
-----------------------------------------------------------------------------------------------------------------------------------

Page 2 of 3 FORM 13F Name of Reporting Manager: Fort Washington Investment Advisors, Inc.



------------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                  Item 8:
                                            Item 4:      Item 5:   Investment Discretion        Item 7:        Voting Authority
     Item 1:      Item 2:      Item 3:       Fair       Shares or  -----------------------     Managers             Shares
 Name of Issuer  Title of      CUSIP        Market      Principal  (a)  (b) Shared     (c)       See      --------------------------
                   Class       Number        Value       Amount    sole as Defined   Shared     Instr.    (a) Sole    (b)      (c)
                                                                        in Instr. V.  Other       V.                 Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Convergys
Corporation         com        212485106     179,897        4,650    X                                      4,650
------------------------------------------------------------------------------------------------------------------------------------
Convergys
Corporation         com        212485106  57,014,310    1,473,714              X                 1                    1,473,714
------------------------------------------------------------------------------------------------------------------------------------
Costco
Wholesale  New      com        22160K105   2,659,662       50,600    X                                     50,600
------------------------------------------------------------------------------------------------------------------------------------
E M C Corp.         com        268648102   3,272,850       25,975    X                                     25,975
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC      ADR        284131208   3,493,910       73,556    X                                     73,556
------------------------------------------------------------------------------------------------------------------------------------
Emerson
Electric Co.        com        291011104   1,290,406       24,290    X                                     24,290
------------------------------------------------------------------------------------------------------------------------------------
Exodus
Communications
Inc                 com        302088109   4,277,944       30,448    X                                     30,448
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil
Corporation         com        30231G102  17,861,719      229,181    X                                    229,181
------------------------------------------------------------------------------------------------------------------------------------
Fed National
Mtg Assoc.          com        313586109  21,353,192      377,515    X                                    377,515
------------------------------------------------------------------------------------------------------------------------------------
Federated
Dept Stores         com        31410H101  11,998,577      283,991    X                                    283,991
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third
Bancorp             com        316773100     267,435        4,248    X                                      4,248
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third
Bancorp             com        316773100 141,336,216    2,243,432              X                 1                    2,243,432
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.    com        319963104   6,894,766      155,375    X                                    155,375
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.       com        33763V109     137,626        6,000    X                                      6,000
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.       com        33763V109  90,917,620    3,963,711              X                 1                    3,963,711
------------------------------------------------------------------------------------------------------------------------------------
Gateway Inc.        com        367626108  22,206,750      418,625    X                                    418,625
------------------------------------------------------------------------------------------------------------------------------------
General
Electric Co.        com        369604103  24,381,769      156,670    X                                    156,670
------------------------------------------------------------------------------------------------------------------------------------
General
Electric Co.        com        369604103  18,363,750      118,000              X                 1                      118,000
------------------------------------------------------------------------------------------------------------------------------------
Getty
Images Inc.         com        374276103   1,365,194       37,988    X                                     37,988
------------------------------------------------------------------------------------------------------------------------------------
Hewlett Packard     com        428236103  25,216,353      189,775    X                                    189,775
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.    com        437076102   6,975,675      108,150    X                                    108,150
------------------------------------------------------------------------------------------------------------------------------------
Honeywell
International       com        438516106  19,641,637      372,795    X                                    372,795
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand
Co.                 com        456866102  12,473,854      281,895    X                                    281,895
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.         com        458140100  38,860,212      294,536    X                                    294,536
------------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.   com        459200101  27,376,708      232,006    X                                    232,006
------------------------------------------------------------------------------------------------------------------------------------
Interpublic
Group Cos.          com        460690100  17,690,164      374,395    X                                    374,395
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson   com        478160104   1,959,975       27,900    X                                     27,900
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark      com        494368103  34,793,789      620,625    X                                    620,625
------------------------------------------------------------------------------------------------------------------------------------
Lexmark
International
Grp                 com        529771107  23,969,295      226,660    X                                    226,660
------------------------------------------------------------------------------------------------------------------------------------
Luxottica        sponsored
Grp SPA             adr        55068R202     392,000       16,000    X                                     16,000
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom        com        55268B106  22,708,224      501,161    X                                    501,161
------------------------------------------------------------------------------------------------------------------------------------
Magna
International       cl a       559222401  17,060,400      426,510    X                                    426,510
------------------------------------------------------------------------------------------------------------------------------------
Manor Care Inc.    com new     564055101   9,599,175      711,050    X                                    711,050
------------------------------------------------------------------------------------------------------------------------------------
Masco Corp          com        574599106  21,368,175    1,042,350    X                                  1,042,350
------------------------------------------------------------------------------------------------------------------------------------
McCormick           com
& Co.             non vtg      579780206  15,642,056      485,025    X                                    485,025
------------------------------------------------------------------------------------------------------------------------------------
McDonalds
Corporation         com        580135101     652,941       17,470    X                                     17,470
------------------------------------------------------------------------------------------------------------------------------------
Mead Corporation    com        582834107  23,407,252      669,975    X                                    669,975
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.     com        585055106   3,059,245       59,475    X                                     59,475
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.   com        589331107  18,097,758      291,312    X                                    291,312
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.     com        594918104   2,733,281       25,725    X                                     25,725
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                           772,951,762
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 3 FORM 13F Name of Reporting Manager: Fort Washington Investment Advisors, Inc.



------------------------------------------------------------------------------------------------------------------------------------
                                                                          Item 6:                                   Item 8:
                                            Item 4:      Item 5:   Investment Discretion        Item 7:        Voting Authority
     Item 1:      Item 2:      Item 3:       Fair       Shares or  -----------------------     Managers             Shares
 Name of Issuer  Title of      CUSIP        Market      Principal  (a)  (b) Shared     (c)       See      --------------------------
                   Class       Number        Value       Amount    sole as Defined   Shared     Instr.    (a) Sole    (b)      (c)
                                                                        in Instr. V.  Other       V.                 Shared    None
------------------------------------------------------------------------------------------------------------------------------------
Nokia            sponsored
Corp.               adr      654902204     3,762,900       16,950   X                                       16,950
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks
Corp.               com      656569100    21,195,306      168,050   X                                      168,050
------------------------------------------------------------------------------------------------------------------------------------
North Fork
Bancorp             com      659424105    13,137,946      734,990   X                                      734,990
------------------------------------------------------------------------------------------------------------------------------------
Northern Trust      com      665859104     3,121,387       46,200   X                                       46,200
------------------------------------------------------------------------------------------------------------------------------------
Office Depot        com      676220106    16,024,064    1,385,865   X                                    1,385,865
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty       com      677240103        49,156        2,750   X                                        2,750
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty       com      677240103     5,171,237      289,300             X              1                          289,300
------------------------------------------------------------------------------------------------------------------------------------
Ominicom Group      com      681919106     2,633,203       28,125   X                                       28,125
------------------------------------------------------------------------------------------------------------------------------------
Online
Resources
& Comm              com      68273G101     1,225,194       71,284   X                                       71,284
------------------------------------------------------------------------------------------------------------------------------------
Oracle
Systems Corp.       com      68389X105     7,814,759      100,109   X                                      100,109
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.       com      713448108    23,986,223      687,778   X                                      687,778
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.         com      717081103     3,129,933       85,605   X                                       85,605
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble    com      742718109       241,198        4,269   X                                        4,269
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble    com      742718109    67,056,121    1,186,834             X              1                        1,186,834
------------------------------------------------------------------------------------------------------------------------------------
Ralston-Purina
Group               com      751277302     9,152,000      332,800   X                                      332,800
------------------------------------------------------------------------------------------------------------------------------------
Reliastar Finl      com      75952U103    15,641,781      461,750   X                                      461,750
------------------------------------------------------------------------------------------------------------------------------------
SBC
Communications      com      78387G103    18,310,642      434,674   X                                      434,674
------------------------------------------------------------------------------------------------------------------------------------
SLM Holding
Corp.               com      78442A109    12,316,864      369,738   X                                      369,738
------------------------------------------------------------------------------------------------------------------------------------
Schering
Plough Corp.        com      806605101    12,125,953      326,625   X                                      326,625
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.   com      806857108    20,887,024      273,033   X                                      273,033
------------------------------------------------------------------------------------------------------------------------------------
Stifel Financial    com      860630102    10,962,979    1,019,812             X              1                        1,019,812
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems    com      866810104    21,365,248      228,009   X                                      228,009
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems    com      866810104    26,579,452      283,656             X              1                          283,656
------------------------------------------------------------------------------------------------------------------------------------
Telefonica S A   sponsored
                    adr      879382208     2,512,953       33,792   X                                       33,792
------------------------------------------------------------------------------------------------------------------------------------
Texas
Instruments Inc.    com      882508104     3,196,000       19,975   X                                       19,975
------------------------------------------------------------------------------------------------------------------------------------
Tosco Corp.       com new    891490302    17,091,812      558,100   X                                      558,100
------------------------------------------------------------------------------------------------------------------------------------
U S Bancorp.        com      902973106    11,149,687      509,700   X                                      509,700
------------------------------------------------------------------------------------------------------------------------------------
UnionBancorp,
Inc.                com      908908106       391,275       33,300   X                                       33,300
------------------------------------------------------------------------------------------------------------------------------------
Univision
Communications      CL A     914906102     2,710,870       23,990   X                                       23,990
------------------------------------------------------------------------------------------------------------------------------------
U S Freightways     com      916906100     9,174,059      245,050   X                                      245,050
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart
Stores Inc          com      931142103     5,562,990       98,460   X                                       98,460
------------------------------------------------------------------------------------------------------------------------------------
Williams
Companies Del       com      969457100    20,722,682      471,640   X                                      471,640
------------------------------------------------------------------------------------------------------------------------------------
Xilinx              com      983919101     2,728,672       32,950   X                                       32,950
------------------------------------------------------------------------------------------------------------------------------------
Yahoo Inc           com      984332106    12,458,791       72,699   X                                       72,699
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                           346,348,758
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                           1,780,961,137   47,483,549                                       28,582,521   18,901,028
====================================================================================================================================